Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Common stocks: 98.61%
Communication services: 9.57%
Entertainment: 1.12%
Spotify Technology SA †	26,700	$ 2,151,486
Interactive media & services: 8.45%
Alphabet Incorporated Class A †	132,140	12,488,551
Alphabet Incorporated Class C †	17,400	1,647,084
Match Group Incorporated †	48,086	2,077,315
		16,212,950
Consumer discretionary: 18.97%
Auto components: 1.24%
Aptiv plc †	26,150	2,381,481
Automobiles: 2.02%
Ferrari NV	19,700	3,876,369
Hotels, restaurants & leisure: 2.81%
Chipotle Mexican Grill Incorporated †	3,600	5,393,988
Internet & direct marketing retail: 9.69%
Amazon.com Incorporated †	139,660	14,306,770
MercadoLibre Incorporated †	4,750	4,282,695
		18,589,465
Specialty retail: 3.21%
The Home Depot Incorporated	20,816	6,164,242
Financials: 7.36%
Capital markets: 5.51%
Intercontinental Exchange Incorporated	38,290	3,659,375
MarketAxess Holdings Incorporated	11,800	2,879,672
S&P Global Incorporated	12,541	4,028,796
		10,567,843
Insurance: 1.85%
Progressive Corporation	27,700	3,556,680
Health care: 12.80%
Health care equipment & supplies: 9.17%
Align Technology Incorporated †	8,900	1,729,270
DexCom Incorporated †	61,600	7,440,048
Edwards Lifesciences Corporation †	49,250	3,567,178
Intuitive Surgical Incorporated †	19,750	4,867,783
		17,604,279
Health care providers & services: 3.63%
UnitedHealth Group Incorporated	12,547	6,965,467
Industrials: 8.48%
Commercial services & supplies: 3.56%
Waste Connections Incorporated	51,740	6,825,023
See accompanying notes to portfolio of investments

Allspring Discovery Large Cap Growth Fund  |  1

Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Machinery: 2.31%
Deere & Company	11,200	$ 4,433,184
Road & rail: 2.61%
Union Pacific Corporation	25,400	5,007,356
Information technology: 36.91%
Communications equipment: 2.68%
Motorola Solutions Incorporated	20,600	5,144,026
IT services: 12.37%
Adyen NV ADR †	257,800	3,704,586
Fiserv Incorporated †	41,294	4,242,546
MongoDB Incorporated †	11,700	2,141,451
PayPal Holdings Incorporated †	35,100	2,933,658
Visa Incorporated Class A	51,728	10,715,972
		23,738,213
Semiconductors & semiconductor equipment: 0.95%
Advanced Micro Devices Incorporated †	30,200	1,813,812
Software: 20.91%
Atlassian Corporation Class A †	20,300	4,115,419
Bill.com Holdings Incorporated †	26,400	3,520,704
Cadence Design Systems Incorporated †	35,100	5,313,789
Crowdstrike Holdings Incorporated Class A †	25,000	4,030,000
Microsoft Corporation	76,034	17,649,772
ServiceNow Incorporated †	13,080	5,503,279
		40,132,963
Materials: 2.48%
Chemicals: 2.48%
The Sherwin-Williams Company	21,150	4,759,385
Real estate: 2.04%
Equity REITs: 2.04%
SBA Communications Corporation	14,500	3,913,551
Total Common stocks (Cost $113,617,517)		189,231,763

		Yield
Short-term investments: 1.43%
Investment companies: 1.43%
Allspring Government Money Market Fund Select Class ♠∞		2.94%	2,735,860	2,735,860
Total Short-term investments (Cost $2,735,860)				2,735,860
Total investments in securities (Cost $116,353,377)	100.04%			191,967,623
Other assets and liabilities, net	(0.04)			(75,280)
Total net assets	100.00%			$191,892,343

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments

2  |  Allspring Discovery Large Cap Growth Fund

Portfolio of investments—October 31, 2022 (unaudited)
Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,229,120	$11,783,320	$(15,276,580)	$0	$0	$2,735,860	2,735,860	$18,858
See accompanying notes to portfolio of investments

Allspring Discovery Large Cap Growth Fund  |  3

Notes to portfolio of investments—October 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

4  |  Allspring Discovery Large Cap Growth Fund

Notes to portfolio of investments—October 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$18,364,436	$0	$0	$18,364,436
Consumer discretionary	36,405,545	0	0	36,405,545
Financials	14,124,523	0	0	14,124,523
Health care	24,569,746	0	0	24,569,746
Industrials	16,265,563	0	0	16,265,563
Information technology	70,829,014	0	0	70,829,014
Materials	4,759,385	0	0	4,759,385
Real estate	3,913,551	0	0	3,913,551
Short-term investments
Investment companies	2,735,860	0	0	2,735,860
Total assets	$191,967,623	$0	$0	$191,967,623
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended October 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Discovery Large Cap Growth Fund  |  5